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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09092

First Eagle Variable Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices)	(Zip code)

Sheelyn Michael

First Eagle Funds

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: December 31

Date of reporting period: June 30,2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

2

TABLE OF CONTENTS

First Eagle Overseas Variable Fund FEOVX

June 30, 2024

Semi-Annual Shareholder Report

FEOVX

This Semi-Annual Shareholder Report contains important information about the Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143 or your insurance company.

First Eagle Overseas Variable Fund

What Were the Fund's Costs for the last six months?

Based on a Hypothetical $10,000 Investment

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle Overseas Variable Fund	$61	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$238,225,669
  Number of Portfolio Holdings124
  Portfolio Turnover Rate2.44%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	84.4%
Commodities	11.4%
Foreign Government Securities	1.0%
Short-Term Investments	3.2%Footnote Reference1
Footnote	Description
Footnote1	Includes short-term commercial paper (2.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as Treasury bills and money market funds.

Asset Allocation by CountryFootnote Reference1

Based on total investments in the portfolio

Japan	16.2%
United States	15.2%
United Kingdom	14.6%
Canada	8.9%
France	5.9%
Switzerland	4.8%
South Korea	4.6%
Sweden	3.2%
Hong Kong	3.2%
China	2.6%
OthersFootnote Reference2	17.6%
Short-Term Investments	3.2%
Footnote	Description
Footnote1	Country allocations reflect country of risk not currency of issue. Bonds of non-US issuers may be US dollar denominated.
Footnote2	Includes additional countries outside the top 10 listed above.

Asset Allocation by Sector

Based on total investments in the portfolio

Consumer Staples 20.2%
Financials 14.7%
Industrials 14.3%
Commodities 11.4%
Consumer Discretionary 8.9%
Materials 8.1%
Energy 6.4%
Information Technology 4.3%
Health Care 3.8%
Others 4.7%
Short-Term Investments 3.2%

Value	Value
Short-Term Investments	3.2%
Others	4.7%
Health Care	3.8%
Information Technology	4.3%
Energy	6.4%
Materials	8.1%
Consumer Discretionary	8.9%
Commodities	11.4%
Industrials	14.3%
Financials	14.7%
Consumer Staples	20.2%

Top 10 HoldingsFootnote Reference1

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	11.3%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	4.0%
Willis Towers Watson plc (Insurance, United States)	2.4%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.4%
Danone SA (Food Products, France)	2.3%
Unilever plc (Personal Care Products, United Kingdom)	2.3%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.0%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	1.8%
Total	32.7%
Footnote	Description
Footnote1	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle Overseas Variable Fund

June 30, 2024

Semi-Annual Shareholder Report

FEOVX

First Eagle Investments

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit https://www.firsteagle.com/first-eagle-fund-shareholder-reports, or contact your insurance company.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

Not applicable to this semiannual report..

Item 4. Principal Accountant Fees and Services..

Not applicable to this semiannual report..

Item 5. Audit Committee of Listed Registrants

Not applicable to this semiannual report..

Item 6. Investments.

Please see the schedule of investments contained under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3

Semiannual Report

June 30, 2024

First Eagle Overseas Variable Fund

Advised by First Eagle Investment Management, LLC

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2024

Investments	Shares	Value ($)
Common Stocks — 84.2%
Belgium — 1.7%
Groupe Bruxelles Lambert NV	55,815	3,974,111
Brazil — 2.0%
Ambev SA, ADR	1,404,434	2,879,090
Itausa SA (Preference)	1,010,739	1,775,542
		4,654,632
Canada — 8.9%
Agnico Eagle Mines Ltd.	15,333	1,002,885
Barrick Gold Corp.	120,043	2,002,317
Franco-Nevada Corp.	6,164	730,822
Imperial Oil Ltd.	139,107	9,484,961
Nutrien Ltd.	47,106	2,398,167
Power Corp. of Canada	118,627	3,296,808
Wheaton Precious Metals Corp.	44,123	2,312,927
		21,228,887
Chile — 0.9%
Cia Cervecerias Unidas SA, ADR	184,139	2,095,502
China — 2.6%
Alibaba Group Holding Ltd.	269,368	2,427,770
Prosus NV	107,456	3,820,973
		6,248,743
Faroe Islands — 0.3%
Bakkafrost P/F	15,633	791,853
France — 5.9%
Danone SA	89,160	5,461,031
Laurent-Perrier	11,570	1,400,171
Legrand SA	15,660	1,554,336
LVMH Moet Hennessy Louis Vuitton SE	644	494,458
Sanofi SA	32,113	3,097,077
Sodexo SA	13,383	1,205,554
Wendel SE	8,556	756,307
		13,968,934
Germany — 2.5%
Brenntag SE	10,871	733,357
FUCHS SE (Preference)	45,128	2,062,973

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2024

Investments	Shares	Value ($)
Germany — 2.5% (continued)
Henkel AG & Co. KGaA (Preference)	28,133	2,504,873
Merck KGaA	4,336	717,068
		6,018,271
Hong Kong — 3.2%
CK Asset Holdings Ltd.	377,000	1,412,267
Great Eagle Holdings Ltd.	447,814	631,696
Guoco Group Ltd.	157,670	1,411,328
Hongkong Land Holdings Ltd.	308,100	992,631
Hysan Development Co. Ltd.	345,760	496,489
Jardine Matheson Holdings Ltd.	72,780	2,569,097
		7,513,508
Japan — 16.2%
As One Corp.	53,120	949,494
Chofu Seisakusho Co. Ltd.	36,880	507,029
Daiichikosho Co. Ltd.	111,360	1,149,087
FANUC Corp.	131,100	3,599,053
Hirose Electric Co. Ltd.	14,980	1,661,087
Hoshizaki Corp.	49,700	1,580,843
Kansai Paint Co. Ltd.	168,380	2,722,463
Keyence Corp.	1,400	612,750
Komatsu Ltd.	74,200	2,167,348
MISUMI Group, Inc.	16,100	276,291
Mitsubishi Electric Corp.	212,000	3,397,325
MS&AD Insurance Group Holdings, Inc.	186,100	4,154,872
Nagaileben Co. Ltd.	30,710	506,323
Nihon Kohden Corp.	95,400	1,380,428
Pilot Corp.	14,000	373,866
Secom Co. Ltd.	56,560	3,349,710
Shimano, Inc.	19,560	3,022,878
SK Kaken Co. Ltd.	8,190	437,777
SMC Corp.	3,760	1,791,478
Sompo Holdings, Inc.	134,700	2,885,772
T Hasegawa Co. Ltd.	37,500	785,608
TIS, Inc.	45,100	876,205
USS Co. Ltd.	40,200	338,516
		38,526,203

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2024

Investments	Shares	Value ($)
Mexico — 2.5%
Fomento Economico Mexicano SAB de CV, ADR	40,386	4,347,553
Fresnillo plc	17,125	121,238
Grupo Mexico SAB de CV, Series B	133,413	717,637
Industrias Penoles SAB de CV*	49,167	638,943
		5,825,371
Netherlands — 1.0%
HAL Trust	4,548	550,805
Heineken Holding NV	18,650	1,469,988
Pluxee NV*	15,791	444,636
		2,465,429
Norway — 1.0%
Orkla ASA	289,584	2,348,285
Singapore — 1.6%
Haw Par Corp. Ltd.	335,013	2,407,738
United Overseas Bank Ltd.	14,400	332,155
UOL Group Ltd.	294,400	1,127,982
		3,867,875
South Korea — 4.2%
Fursys, Inc.	17,139	635,008
Hyundai Mobis Co. Ltd.	9,254	1,681,203
KT&G Corp.	44,041	2,814,083
NAVER Corp.	11,774	1,416,809
NongShim Co. Ltd.	3,865	1,369,970
Samsung Electronics Co. Ltd. (Preference)	44,372	2,037,419
		9,954,492
Sweden — 3.2%
Industrivarden AB, Class C	32,240	1,088,646
Investor AB, Class A	110,732	3,004,498
Investor AB, Class B	72,589	1,989,161
L E Lundbergforetagen AB, Class B	5,789	286,304
Svenska Handelsbanken AB, Class A	131,164	1,253,422
		7,622,031

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2024

Investments	Shares	Value ($)
Switzerland — 4.8%
Cie Financiere Richemont SA (Registered)	33,239	5,194,689
Nestle SA (Registered)	24,169	2,467,033
Schindler Holding AG	13,680	3,432,362
Schindler Holding AG (Registered)	1,604	399,858
		11,493,942
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,926	4,853,818
Thailand — 0.7%
Bangkok Bank PCL, NVDR	400,405	1,422,103
Thai Beverage PCL	1,020,592	338,304
		1,760,407
Turkey — 0.7%
AG Anadolu Grubu Holding A/S	144,607	1,610,816
United Kingdom — 14.6%
BAE Systems plc	250,176	4,167,091
Berkeley Group Holdings plc	47,222	2,728,466
Big Yellow Group plc, REIT	50,201	742,406
British American Tobacco plc	157,303	4,832,298
Diageo plc	29,547	927,599
Great Portland Estates plc, REIT	151,915	643,467
Haleon plc	710,672	2,891,523
Lloyds Banking Group plc	3,675,492	2,535,045
Reckitt Benckiser Group plc	74,012	4,003,994
Shell plc	160,295	5,776,445
Unilever plc	98,810	5,420,346
		34,668,680
United States — 3.7%
Newmont Corp.	49,808	2,085,461
Royal Gold, Inc.	8,566	1,072,121
Willis Towers Watson plc	22,161	5,809,285
		8,966,867
Total Common Stocks (Cost $150,521,881)		200,458,657

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2024

Investments	Ounces		Value ($)
Commodities — 11.3%
Gold bullion* (Cost $8,069,573)		11,611	27,003,125
	Principal Amount ($)
Foreign Government Securities — 1.0%
Singapore — 0.6%
Republic of Singapore 1.25%, 11/1/2026	SGD	2,253,000	1,582,517
South Korea — 0.4%
Republic of Korea 1.25%, 3/10/2026	KRW	1,264,990,000	888,621
Total Foreign Government Securities (Cost 2,633,449)			2,471,138
Short-Term Investments — 3.2%
Commercial Paper — 2.7%
AES Corp. (The) 5.85%, 7/1/2024 (a)		2,235,000	2,233,907
Cargill Global Funding plc 5.39%, 7/1/2024 (a)(b)		669,000	668,704
Entergy Corp. 5.40%, 7/1/2024 (a)(b)		375,000	374,831
General Motors Financial Co, Inc. 5.43%, 7/1/2024 (a)(b)		2,690,000	2,688,779
Global Payments, Inc. 5.96%, 7/1/2024 (a)		468,000	467,767
Total Commercial Paper (Cost $6,437,000)			6,433,988
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills 5.22%, 9/5/2024 (a)		250,000	247,608
5.28%, 12/5/2024 (a)		250,000	244,401
Total U.S. Treasury Obligations (Cost $492,054)			492,009

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2024

Investments	Shares	Value ($)
Investment Companies — 0.3%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (c) (Cost $697,219)	697,219	697,219
Total Short-Term Investments (Cost $7,626,273)		7,623,216
Total Investments — 99.7% (Cost $168,851,176)		237,556,136
Other assets less liabilities — 0.3%		669,533
Net Assets — 100.0%		238,225,669

*  Non-income producing security.

(a)  The rate shown was the current yield as of June 30, 2024.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at June 30, 2024 amounted to $3,732,314, which represents approximately 1.57% of net assets of the Fund.

(c)  Represents 7-day effective yield as of June 30, 2024.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,608,452
Aggregate gross unrealized depreciation	(13,639,728)
Net unrealized appreciation	$68,968,724
Federal income tax cost	$168,851,176

Forward Foreign Currency Exchange Contracts outstanding as of June 30, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,518,000	USD	2,693,681	UBS AG	7/3/2024	$3,095
USD	2,710,254	EUR	2,518,000	UBS AG	7/3/2024	13,479
USD	675,276	JPY	99,582,000	UBS AG	7/3/2024	56,238
USD	2,338,472	EUR	2,137,000	Bank of New York Mellon	8/7/2024	45,807
USD	1,082,385	JPY	158,357,000	Bank of New York Mellon	8/7/2024	92,525
USD	3,070,455	EUR	2,811,000	Goldman Sachs	9/4/2024	50,421
USD	916,319	GBP	721,000	Goldman Sachs	9/4/2024	4,458
USD	905,624	JPY	134,612,000	Goldman Sachs	9/4/2024	60,447
USD	2,662,360	EUR	2,447,000	JPMorgan Chase Bank	10/2/2024	29,900
USD	655,194	GBP	515,000	JPMorgan Chase Bank	10/2/2024	3,734
Total unrealized appreciation						360,104

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

First Eagle Overseas Variable Fund | Schedule of Investments | June 30, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	99,582,000	USD	642,462	UBS AG	7/3/2024	$(23,424)
JPY	158,357,000	USD	1,027,192	Bank of New York Mellon	8/7/2024	(37,331)
JPY	134,612,000	USD	876,608	Goldman Sachs	9/4/2024	(31,431)
USD	146,442	GBP	116,000	Goldman Sachs	9/4/2024	(265)
USD	2,592,530	EUR	2,409,000	UBS AG	11/6/2024	(3,889)
Total unrealized depreciation						(96,340)
Net unrealized appreciation						$263,764

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

GBP  — British Pound

JPY  — Japanese Yen

KRW  — South Korean Won

NVDR  — Non-Voting Depositary Receipt

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

See Notes to Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Statement of Assets and Liabilities

June 30, 2024 (unaudited)

First Eagle Overseas Variable Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$160,781,603
Gold bullion	8,069,573
Investments, at Value (Note 1)
Investments in non-affiliates	210,553,011
Gold bullion	27,003,125
Unrealized appreciation on forward foreign currency exchange contracts	360,104
Receivable for investment securities sold	280,558
Foreign tax reclaims receivable	602,780
Receivable for Fund shares sold	151
Accrued interest and dividends receivable	456,044
Due from advisor	90,104
Other assets	3,061
Total Assets	239,348,938
Liabilities
Investment advisory fees payable (Note 2)	148,387
Payable for investment securities purchased	74,289
Distribution fees payable (Note 3)	49,462
Administrative fees payable (Note 2)	66,689
Trustee fees payable	802
Unrealized depreciation on forward foreign currency exchange contracts	96,340
Payable for Fund shares redeemed	117,759
Accrued expenses and other liabilities	569,541
Total Liabilities	1,123,269
Commitments and contingent liabilities^	—
Net Assets	$238,225,669
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$10,123
Capital surplus	163,043,882
Total distributable earnings (losses)	75,171,664
Net Assets	$238,225,669
Shares outstanding	10,122,613
Net asset value per share and redemption proceeds per share	$23.53

^  See Note 2 in the Notes to the Financial Statements

See Notes to Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Statement of Operations

Period Ended June 30, 2024 (unaudited)

First Eagle Overseas Variable Fund
Investment Income
Interest (net of $656 foreign taxes withheld)	$277,654
Dividends from:
Non-affiliates (net of $378,937 foreign taxes withheld)	3,508,563
Total Income	3,786,217
Expenses
Investment advisory fees (Note 2)	906,194
Distribution fees (Note 3)	302,065
Shareholder servicing agent fees	160,978
Administrative fees (Note 2)	91,344
Professional fees	328,477
Custodian and accounting fees	63,971
Shareholder reporting fees	15,836
Trustees' fees	5,759
Other expenses	6,368
Total Expenses	1,880,992
Expense waiver (Note 2)	(417,895)
Expense reductions due to earnings credits (Note 1)	(532)
Net Expenses	1,462,565
Net Investment Income (Note 1)	2,323,652
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	4,287,258
Commodity related transactions	2,835,328
Settlement of foreign currency and foreign currency transactions	(85,229)
Settlement of forward foreign currency exchange contracts	185,455
7,222,812
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $49,509)	(375,613)
Foreign currency and foreign currency translations	(33,963)
Forward foreign currency exchange contracts	695,557
285,981
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	7,508,793
Net Increase in Net Assets Resulting from Operations	$9,832,445

See Notes to Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Statements of Changes in Net Assets

	First Eagle Overseas Variable Fund
	For the Six Months ended June 30, 2024 (Unaudited)	For the year ended December 31, 2023
Operations
Net investment income	$2,323,652	$3,201,418
Net realized gain on investments, commodity, foreign currency and forward contract related transactions	7,222,812	3,348,576
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	285,981	17,532,468
Net increase in net assets resulting from operations	9,832,445	24,082,462
Distributions to Shareholders
Distributable earnings	—	(17,905,514)
Decrease in net assets resulting from distributions	—	(17,905,514)
Fund Share Transactions
Net proceeds from shares sold	5,564,482	14,739,803
Net asset value of shares issued for reinvested dividends and distributions	—	17,905,514
Cost of shares redeemed	(23,713,193)	(46,463,272)
Decrease in net assets from Fund share transactions	(18,148,711)	(13,817,955)
Net decrease in net assets	(8,316,266)	(7,641,007)
Net Assets (Note 1)
Beginning of period	246,541,935	254,182,942
End of period	$238,225,669	$246,541,935
Changes in Shares Outstanding
Shares outstanding, beginning of period	10,911,079	11,442,742
Shares sold	238,694	636,190
Shares issued on reinvestment of distributions	—	820,225
Shares redeemed	(1,027,160)	(1,988,078)
Shares outstanding, end of period	10,122,613	10,911,079

See Notes to Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

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First Eagle Overseas Variable Fund

Financial Highlights

	Per share operating performance*
	Change in Net Assets Resulting from Operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment Income	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Total distributions	Net asset value, end of period
Six Months Ended June 30, 2024 (unaudited)	$22.60	0.22	0.71	0.93	—	—	—	$23.53
December 31, 2023	$22.21	0.30	1.88	2.18	—	(1.79)	(1.79)	$22.60
December 31, 2022	$26.38	0.26	(2.39)	(2.13)	(0.52)	(1.52)	(2.04)	$22.21
December 31, 2021	$25.58	0.20	0.93	1.13	(0.25)	(0.08)	(0.33)	$26.38
December 31, 2020	$25.75	0.18	1.55	1.73	(0.69)	(1.21)	(1.90)	$25.58
December 31, 2019	$22.77	0.28	3.67	3.95	(0.08)	(0.89)	(0.97)	$25.75

*  Per share amounts have been calculated using the average shares method.

(a)  Performance data quoted herein does not reflect charges imposed by variable annuity contracts and variable life insurance policies issued by the life insurance companies through which the Fund is offered. If those account-level fees and expenses were reflected, performance would be lower.

(b)  Not Annualized.

(c)  Annualized.

See Notes to Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

				Ratios/Supplemental Data
				Ratios to Average Net Assets of:
Selected per share data for the period ended:	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
Six Months Ended June 30, 2024 (unaudited)	4.12	%(b)	$238,226	1.56	%(c)	1.21	%(c)	1.58	%(c)	1.92	%(c)	2.44	%(b)
December 31, 2023	10.08%		$246,542	1.56%		1.31%		1.03%		1.28%		3.86%
December 31, 2022	(8.17)%		$254,183	1.49%		1.40%		0.96%		1.06%		13.63%
December 31, 2021	4.44%		$318,670	1.43%		1.38%		0.70%		0.76%		11.31%
December 31, 2020	6.85%		$323,318	1.45%		1.38%		0.68%		0.75%		12.37%
December 31, 2019	17.38%		$341,317	1.39%		1.35%		1.10%		1.14%		6.98%

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

Note 1 — Significant Accounting Policies

First Eagle Variable Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the "Fund"). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The Fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies. The shares of the Fund may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2024, the Fund is offered as an investment option by two insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Fund.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Fund. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership ("BCP CC Holdings"). BCP CC Holdings GP L.L.C., a Delaware limited liability company ("BCP CC Holdings GP"), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. ("BCP VI") and Corsair IV Financial Services Capital Partners L.P. ("Corsair IV"). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. ("Blackstone") and Corsair Capital LLC ("Corsair"), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the "FASB") Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investment Valuation — The Fund computes its net asset value ("NAV") once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case, it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be "stale" as a result of limited market activity for a particular holding or have been materially affected by events

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund's NAV is calculated, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" as described below. The values assigned to the Fund's holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to the Fund's holdings therefore may differ on occasion from reported market value, especially during periods of higher market price volatility. The Board of Trustees ("Board") of the Fund, and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund than relying solely on reported market values.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Fund are determined in good faith by the Adviser as "valuation designee" under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation and liquidity procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Fund's inputs used to value the Fund's investments as of June 30, 2024:

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$52,998,939	$147,459,718 (a)	$—	$200,458,657
Commodities*	—	27,003,125	—	27,003,125
Foreign Government Securities	—	2,471,138	—	2,471,138
Short-Term Investments	697,219	6,925,997	—	7,623,216
Forward Foreign Currency Exchange Contracts**	—	360,104	—	360,104
Total	$53,696,158	$184,220,082	$—	$237,916,240
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(96,340)	$—	$(96,340)
Total	$—	$(96,340)	$—	$(96,340)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(a) for additional details.

†  See Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

b)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

c)  Expenses — Expenses arising in connection with the Fund are charged directly to the Fund. Certain expenses are shared with the First Eagle Funds, an affiliated fund group, and certain other funds also managed by the Adviser. Generally, expenses that do not pertain solely to the Fund are allocated based upon the percentage the net assets the Fund bears to the total net assets of all the funds that share the expense. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

d)  Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statement of Operations. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

e)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward foreign currency exchange contracts. The Fund enters into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund's currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Fund invests in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund's Schedule of Investments. For the period ended June 30, 2024, the average monthly outstanding currency purchased and sold in U.S. dollars for forward foreign currency exchange contracts totaled $5,931,881 and $16,542,820, respectively.

The Fund adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties.

An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Fund may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Collateral received by the Fund is held in a segregated account at the Fund's custodian

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

bank. These amounts are not reflected on the Fund's Statement of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, generally prohibits open-end funds, including the Fund, from issuing or selling any "senior security", except that the Fund may borrow from a bank if, immediately after such borrowing, there is "asset coverage" of at least 300%.

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced ("TBA") commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by the Adviser as a "derivatives risk manager". The derivatives risk manager is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

designed to manage its derivatives risks (the "Limited Derivatives User Exception"). As of the date hereof, the Fund is relying on the Limited Derivatives User Exception.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

At June 30, 2024, the Fund had the following forward foreign currency exchange contracts grouped into risk categories illustrated below:

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net Realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$360,104	$96,340	$185,455	$695,557

(1)  Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)  Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)  Statement of Operations location: Net realized gains (losses) on settlement of forward foreign currency exchange contracts.

(4)  Statement of Operations location: Changes in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following table presents the Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of June 30, 2024:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$138,332	$(37,331)	$(101,001)	$—
Goldman Sachs	115,326	(31,696)	(30,000)	53,630
JPMorgan Chase Bank	33,634	—	—	33,634
UBS AG	72,812	(27,313)	—	45,499
Total	$360,104	$(96,340)	$(131,001)	$132,763

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$37,331	$(37,331)	$—	$—
Goldman Sachs	31,696	(31,696)	—	—
UBS AG	27,313	(27,313)	—	—
Total	$96,340	$(96,340)	$—	$—

*  The actual collateral received/pledged may be more than the amount reported due to over collateralization.

f)  Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. TIPS are subject to interest rate risk.

g)  Restricted Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund's Schedule of Investments.

h)  United States Income Taxes — No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Fund declares and pays such income and capital gains on an annual basis.

The Fund adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.

i)  Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

j)  Foreign Taxes — The Fund may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

k)  New Accounting Pronouncements and Regulations — In June 2022, FASB issued Accounting Standards Update ("ASU") 2022-03, Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. There is no material impact to the financial statements and related disclosures.

On October 26, 2022, the SEC adopted rule and form amendments that require open-end mutual funds to transmit streamlined annual and semiannual reports to shareholders that highlight key information to investors. In connection with these amendments, certain information that was previously disclosed in fund shareholder reports is instead made available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have no effect on the Fund's accounting policies or financial statements.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement"), an annual advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund.

Effective July 1, 2023, the Adviser contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") are limited to 1.21% of average net assets. This undertaking lasts until April 29, 2025 and may not be terminated during its term without the consent of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.21% the Fund's average net assets; or (2) if applicable, the then-current expense limitation. Any such repayment must be made within

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

three years after the year in which the Adviser incurred the expense. During the period ended June 30, 2024, the Adviser waived $387,228 in expenses, which are included under "expense waiver" on its Statement of Operations. As of June 30, 2024, the Fund has $68,500 receivable from the Adviser for reimbursement of expenses, which are included under "due from adviser" on its Statement of Assets and Liabilities.

For the period ended June 30, 2024, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

	Potential Recoupment Amounts Expiring October 31,
Total Eligible for Recoupment	2026	2027*
$904,380	$517,152	$387,228

*  Amounts included represent the amounts incurred for the period January 1, 2024 to June 30, 2024. The finalized amount available for potential future repayment by the Adviser expiring December 31, 2027 will be available as of December 31, 2024.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Fund, and in accordance with its agreement with the Adviser, the Fund reimburses the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of the Fund's average daily net assets. For the period ended June 30, 2024, these reimbursements exceeded the 0.05% annual rate and the Adviser refunded $30,667 to the Fund, which is included under "expense waiver" in the Statement of Operations. As of June 30, 2024, the Fund has a receivable from the Adviser of $21,604 for reimbursement of expenses, which is included under "due from adviser" on its Statement of Assets and Liabilities.

The Fund has entered into a custody agreement with J.P. Morgan Chase Bank, N.A. ("JPM"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Fund's portfolio securities and other assets. JPM has directly entered into sub-custodian agreements to maintain the custody of gold bullion in the Fund. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. Under the terms of the custody agreement between the Fund and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Fund. JPM is also required, upon the order of the Fund, to deliver securities and bullion held by JPM and the sub-custodians, and to make payments for securities purchased by the Fund.

The Fund has also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Fund's administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Fund's custodian.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Plan. As of June 30, 2024, balances to the Plan are included in the fees payable to the Trustees on the Statement of Assets and Liabilities.

Note 3 — Plans of Distribution

FEF Distributors, LLC (the "Distributor"), an affiliate of the Adviser, serves as the principal underwriter and distributor of the Fund's shares pursuant to a distribution contract with the Fund. Under the terms of the Distribution Plan and Agreement (the "Plan") with the Distributor, pursuant to the provisions of Rule 12b-1 under the 1940 Act, the Fund pays the Distributor monthly a distribution fee at an annual rate of up to 0.25% of the Fund's average daily net assets. Under the Plan, the Distributor will use amounts payable by the Fund in their entirety for payment to insurance companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the period ended June 30, 2024, the distribution fee incurred by the Fund was $302,065.

Note 4 — Purchases and Sales of Securities

For the period ended June 30, 2024, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Overseas Variable Fund	$5,693,165	$19,300,264	$—	$—

Note 5 — Line of Credit

On June 24, 2024, the Fund, together with the First Eagle Funds, renewed a $200 million committed, unsecured line of credit ("Credit Facility") with JPM for the Fund and First Eagle Funds, to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes with a termination date of June 23, 2025. Under the Credit Facility arrangement, each Fund, on a pro rata basis, has agreed to pay a per annum rate of interest for borrowings generally based on 1.00% plus the higher of Daily Simple Secured Overnight Financing Rate

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

plus a ten basis point credit spread adjustment, Overnight Bank Funding Rate or Effective Federal Funds Rate and a commitment fee of 0.20% per annum on the unused portion of the Credit Facility. A portion of the commitment fees related to the Credit Facility is paid by the Fund and is included in interest expense in the Statement of Operations. During the period ended June 30, 2024, the Fund had no borrowings under the agreement.

Note 6 — Indemnification and Investment Risk

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund may have elements of risk not typically associated with investments in the United States due to its investments in foreign countries or regions. Such foreign investments may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The value and liquidity of the Fund's portfolio holdings may fluctuate in response to events specific to the issuers or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. In addition, the value of the Fund's portfolio holdings ay fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. Equity securities generally have greater price volatility than debt securities.

The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Notes to Financial Statements

dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Note 7 — Subsequent Events

In accordance with the provision surrounding Subsequent Events adopted by the Fund, management has evaluated the possibility of subsequent events existing in the Fund's financial statements. Management has determined that there are no material events that would require disclosure in the Fund's financial statements.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Item 8 Changes In and Disagreements with Accountants For the period covered by this report

Not applicable.

Item 9 Proxy Disclosures For the period covered by this report

Not applicable.

Item 10 Remuneration Paid to Directors, Officers and Others For the period covered by this report

Refer to the financial statements included herein.

Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on June 5-6, 2024, the Board of Trustees of the Fund, including a majority of the independent trustees (the "Independent Trustees"), approved the continuation of the Fund's advisory agreement (the "Advisory Agreement").

In response to a letter on behalf of the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of performance and expense information compared against the Fund's composite, benchmark and peer group compiled by an independent data provider. The Trustees also had the benefit of presentations and discussions with management throughout the year.

Prior to approving the continuation of the Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management's responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm's length, and that the continuance of the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to continue the Advisory Agreement:

Nature, Quality, and Extent of Services Provided by Adviser

•  The Trustees reviewed the services provided and to be provided by the Adviser to the Fund. The Adviser provides the Fund with investment research, advice and supervision, and continuously furnishes an investment portfolio for the Fund consistent with the Fund's investment objectives, policies and restrictions as set forth in the Fund's Prospectus. The Trustees were assured that service levels for the Fund, which are subject to a fee waiver, are not affected by the terms of the fee waiver. The Trustees considered the commitment of the Adviser to provide high quality services to the Fund.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Board Considerations for Continuation of Advisory Agreement (unaudited)

•  The Trustees reviewed the Fund's long-standing historical relationship with the Adviser and the institutional resources available to the Fund under that relationship. The Trustees, in their deliberations, recognized that, for many of the insurance account participants, the decision to participate in the Fund through the applicable insurance products included a decision to select the Adviser as the investment adviser and that there is a strong association in the minds of insurance account participants between the Adviser and the Fund.

•  The Trustees commented on the background and experience of the Fund's Portfolio Managers and the quality of the Trustees' frequent meetings with them both individually and as a group throughout the year and in prior meetings. The Trustees also appreciated new product development as a further indication of investment in capabilities. The Trustees noted, based on reports by senior management, that the Adviser's ownership group continues to be strongly supportive of the business and is engaged in appropriate and thoughtful strategic planning for the future.

•  The Trustees noted changes in the structure of the incentive compensation plans for the investment teams, in particular new investment performance benchmarking terms intended to increase the alignment of interests with Fund shareholders.

Investment Performance of Fund and Adviser

•  The Trustees reviewed the performance of the Fund on both an absolute and a relative basis over 1-year, 3-year, 5-year and 10-year periods.

•  Performance over these various periods was noted relative to the Fund's benchmark, to the performance of peer mutual funds and to the Morningstar Category Average (the category average being referred to as a "composite"). The comparative review reflected research and benchmarking by an independent data provider, generally as follows (all periods ended as of March 31, 2024):

	Composite	Peer Group	Benchmark
Overseas Variable Fund	Lagged all periods shown	Lagged all periods shown	Lagged all periods shown

•  The Trustees noted that, while the comparative performance review showed lagging performance relative to all comparison groups and the Fund's benchmark for each of the 1-, 3-, 5- and 10-year periods as of March 31, 2024, the Fund has outperformed its comparison groups and benchmark for various periods in prior years. Performance for the Fund was determined to be adequate under the circumstances given benchmarks, peer comparisons and on an absolute basis, and reflective of the Fund's investment objective and philosophy.

•  A memorandum provided to the Trustees with management commentary on performance was discussed. This included supplemental information showing

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Board Considerations for Continuation of Advisory Agreement (unaudited)

downside risk analysis intended to support management's view that an emphasis on downside risk is an important consideration in assessing the Fund.

•  The Trustees commented on the Fund's holdings of short-term investments and gold positions and noted that short-term investments and gold are important elements of the First Eagle Global Value team's investment philosophy and typically represent differentiating factors from peers of the Fund.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

•  The Trustees reviewed the total compensation received by the Adviser and the Fund's total costs for using the Adviser's services, taking into account expenses incurred by the Adviser that are passed through to the Fund (notably under the administrative cost reimbursement program). They concluded that this compensation was commensurate with the nature, extent, and quality of the services provided and therefore fair and reasonable under the circumstances. As part of their analysis, the Trustees considered fees charged by investment advisers to peer mutual funds for services comparable to those provided by the Adviser and referred to a report specifically prepared by an independent third-party data provider in connection with the Trustees' review of the agreement, together with a management summary of the same. They determined that the Adviser's fees were competitive, with the net management fees for the Fund being within the range of peers. The Trustees also considered the advisory fees charged to other clients of the Adviser with similar investment objective(s) to the Fund and received information that the fees charged to these other clients were the same as the management fee paid by the Fund.

•  A memorandum provided to the Trustees with management commentary on fees and expenses was discussed.

•  While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as "fall-out benefits"), the Trustees considered the absence of affiliated broker-dealer relationships and the effects of the administrative service fees and reimbursements paid to the Adviser. The Trustees noted that the Adviser is absorbing soft dollar costs and pays them itself.

•  The Trustees reviewed the Fund's expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. The Trustees noted the impact on expense ratios of the administrative reimbursements paid by the Adviser. The Trustees considered that the Adviser bears certain expenses of the Fund under a contractual expense limitation agreement. The Trustees also considered the effect of Fund asset size on particular categories of expenses, both currently and relative to prior periods. The Trustees noted the impact on expense ratios of the administrative reimbursements charged by the Adviser. While economies of scale can be

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

Board Considerations for Continuation of Advisory Agreement (unaudited)

complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Fund. In considering the Fund's expense ratios to date, the Trustees noted significant subsidies and expense limitations undertaken by the Adviser and the favorable impact of those supports on performance. The Trustees observed that absent these subsidies, expenses would be higher and the Fund's performance would be lower.

•  The Trustees reviewed the Adviser's financial condition and profitability. They noted that profits were viewed as not excessive and providing appropriate incentives to the Adviser. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser's culture and management continuity. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Fund, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on the profits realized. The Trustees reviewed personal investments maintained in the various First Eagle Funds, but not the Fund (due to the offering of the Fund only by variable annuity contracts and variable life insurance policies issued by certain life insurance companies), by certain portfolio managers (with those investments being both direct and "notional" under the Adviser's compensation plans), which was viewed as evidence of commitment to the organization by key personnel. The Trustees also considered that certain personnel participate in equity ownership and other incentives tied to the financial results of the Adviser as a whole.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

General Information

Form N-PORT portfolio schedule

The First Eagle Variable Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT is available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Fund's proxy voting policies, (2) a description of the Fund's proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

First Eagle Variable Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Trustee Emeritus

Jean-Marie Eveillard*

Officers

Mehdi Mahmud

President

Robert Bruno

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

Additional information about the Trustees and Officers is included in the Funds' Statement of Additional Information.

*  Mr. Eveillard is a former member of the Board of Trustees and is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the Investment Company Act.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Variable Funds.

First Eagle Variable Funds: Overseas Variable Fund | Semiannual Report | June 30, 2024

First Eagle Funds are offered by FEF Distributors, LLC

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048
800.334.2143 www.firsteagle.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please see Renumeration Paid included under Item 7 of this Form N-CSR.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please see Approval of Investment Advisory Contract included under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a)	In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Variable Funds

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date September 5, 2024

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date September 5, 2024

*Print the name and title of each signing officer under his or her signature.

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